BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current		$ 0
[custom:MonthlySalaryPercentage]	8.33%